Loans (Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period) (Details)	Oct. 02, 2015 USD ($)
Loans [Abstract]
Contractually required payments including interest	$ 27,340,000
Nonaccretable difference	(4,066,000)
Cash flows expected to be collected	23,274,000
Accretable yield	(3,088,000)
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period At Acquisition At Fair Value	$ 20,186,000